OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

February 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Macquarie Global Infrastructure Fund
Registration No. 811-23135

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing on Form N-1A is hereby being made under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) on behalf of Oppenheimer Macquarie Global Infrastructure Fund (the “New Fund”), an investment company organized as a Delaware statutory trust. This filing consists of the documents comprising the New Fund’s initial registration statement on Form N-1A (the “Registration Statement”).

The Trustees of the New Fund have not, at the date hereof, been elected. However, the Board of Trustees of the New Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

In connection with its filing on Form N-1A, pursuant to Investment Company Act Release No. IC 13768 (February 15, 1984), the New Fund respectfully requests selective review of its Registration Statement. The New Fund believes that selective review is proper because the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

The section of the Prospectus titled “MORE ABOUT YOUR ACCOUNT” and the sections of the SAI, beginning with “ABOUT YOUR ACCOUNT” through the end of “FINANCIAL STATEMENTS” (including the appendices), are substantially similar and not materially different from those same sections most recently reviewed by the SEC Staff in connection with the N-1A and related amendments for Oppenheimer Small Cap Value Fund, initially filed August 31, 2015 (File No. 333-206691; SEC Accession No. 0000728889-15-001223).

An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund’s independent auditors, and the opinion of counsel are not included in this initial Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at, or soon after, the time of the filing of the Fund’s Pre-Effective Amendment, the Fund will request acceleration of the effective date of its Registration Statement to a date on or about April 27, 2016.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to:

Taylor V. Edwards, Esq.
Vice President & Senior Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212.323.0310
tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Adrienne Ruffle
Adrienne Ruffle
Associate Counsel

cc:	Valerie Lithotomos, Esq.
Arthur S. Gabinet, Esq.
Michael Sternhell, Esq.
Taylor V. Edwards, Esq.
Edward Gizzi, Esq.
Ronald M. Feiman, Esq.
Gloria J. LaFond